Debt - Schedule of Long Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term debt	$ 9,077	$ 10,857
Long-Term Debt [Member]
2018	1,870
2019	1,859
2020	5,413
Long-term debt	$ 9,142